COMMITMENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS
COMMITMENTS

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 1, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On July 19, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, Merger Sub and Gelesis.

The Business Combination Agreement and the transactions contemplated thereby were approved by the board of directors of each of the Company and Gelesis.

The Business Combination Agreement provides for, among other things, that Merger Sub will merge with and into Gelesis, with Gelesis as the surviving company in the merger and, after giving effect to such merger, Gelesis shall be a wholly-owned subsidiary of the Company (the “Merger”). In addition, the Company will be renamed Gelesis Holdings, Inc. The Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, (i) each share of Gelesis outstanding as of immediately prior to the Effective Time will be exchanged for shares of the Company’s common stock, par value $0.0001 per share (“CPSR Shares”) based on an implied Gelesis equity value of $900,000,000; (ii) all vested and unvested stock options of Gelesis will be assumed by the Company and thereafter be settled or exercisable for CPSR Shares, as applicable, determined based on the same implied Gelesis equity value described in clause (i); (iii) each warrant of Gelesis will be canceled in exchange for a warrant to purchase shares of the Company determined based on the same implied Gelesis equity value described in clause (i); and (iv) each share of the Company’s Class A common stock, par value $0.0001 per share (the “CPSR Class A Common Stock”) and each share of the Company’s Class B common stock, par value $0.0001 per share (the “CPSR Class B Common Stock”) that is issued and outstanding immediately prior to the Effective Time shall become one CPSR Share following the consummation of the Business Combination. In addition, each holder of shares of Gelesis common stock, options and warrants will receive its pro rata portion of 15,000,000 restricted earn out CPSR Shares, which will vest (in part) in equal thirds if the trading price of CPSR Shares is greater than or equal to $12.50, $15.00 and $17.50, respectively, for any 20 trading days within any 30-trading day period on or prior to the date that is five years following the Effective Time (the “Earn Out Period”) and will also vest in connection with any Change of Control Transaction with respect to the Company if the applicable thresholds are met in such Change of Control Transaction during the Earn Out Period.

On November 8, 2021, CPSR, Merger Sub and Gelesis entered into an Amendment to the Original Business Combination Agreement (the “Business Combination Agreement Amendment,” and together with the Original Business Combination Agreement, the “Business Combination Agreement”), which, among other things (i) adjusts the equity valuation of Gelesis from $900,000,000 to $675,000,000, (ii) increases the number of Earn Out Shares (as defined in the Business Combination Agreement) available to be issued to Company Stockholders (as defined in the Business Combination Agreement) from 15,000,000 to 23,483,250, (iii) provides for the issuance of 1,983,750 additional Capstar Class A Shares to Company Stockholders, equal to the number of Capstar Class B Shares forfeited by the Sponsor and certain affiliates of the Sponsor in accordance with the Sponsor Letter Agreement Amendment (as defined and described in further detail below), and (iv) extends the Termination Date (as defined in the Business Combination Agreement) from January 18, 2022 to January 31, 2022.

In connection, and concurrently, with the execution of the Business Combination Agreement Amendment, Capstar, Capstar Sponsor Group LLC, a Delaware limited liability company (the “Sponsor”), certain affiliates of the Sponsor and Gelesis entered into an amendment (the “Sponsor Letter Agreement Amendment”) to that certain Sponsor Letter Agreement, dated July 19, 2021. Pursuant to the Sponsor Letter Agreement Amendment, the parties thereto further agreed, among other things, that (i) the vesting provisions relating to Capstar Class B Shares (as defined in the Sponsor Letter Agreement) be deleted and (ii) as of immediately prior to the Effective Time (as defined in the Sponsor Letter Agreement), 1,983,750 Capstar Class B Shares held by the Sponsor and certain affiliates of the Sponsor be surrendered to Capstar for cancellation upon such surrender, without any consideration for such surrender.

The Business Combination is expected to close in the fourth quarter of 2021, following the receipt of the required approval by the Company’s stockholders and the fulfillment of other customary closing conditions.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 1, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.